Performance Management	Oct. 31, 2025
Hartford Low Duration High Income Fund
Prospectus [Line Items]
Performance Table Market Index Changed	The Fund changed its performance index from the ICE BofA 1-3 Year BB-B US Cash Pay High Yield Index to the ICE BofA US All Capital Securities Index because the Fund’s investment manager believes that the new performance index better reflects the Fund’s revised investment strategy.